Note 18 - Commitments	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Commitments Disclosure [Text Block]
18.	COMMITMENTS

Lease Commitments

The Company leases office space and certain equipment under non-cancelable operating lease agreements that expire at various dates through December 2016. For the years ended December 31, 2013, 2012, and 2011, leasing costs charged to income in relation to these agreements were $2,661,000, $2,918,000, and $2,425,000, respectively. The Company’s office lease provides for periodic rental increases based on the general inflation rate.

As of December 31, 2013, future minimum lease payments under all non-cancelable operating lease agreements were as follows:

Year	Operating Leases

2014	$1,968
2015	980
2016	238

Total minimum lease payments	$3,186

Purchase obligations and commitments include payments due under various types of license, maintenance and support agreements with contractual terms from 1 to 2 years. As of December 31, 2013, those purchase commitments were as follows:

(In Thousands)

Year

2014	$448
2015	102

Total	$550